Contributed Equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Share capital

	December 31,	December 31,	December 31,	December 31,
	2023	2022	2023	2022
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	488,733,461	486,774,622	$338,425,286	$338,108,198

Ordinary Share Capital

Date	Details	Note	Number of Shares	Issue Price (AUD)	Amount (USD)
July 1, 2022	Balance		485,951,369	$—	$338,011,842
July 7, 2022	Exercise of options	(e)	150,000	$0.90	92,097
	Exercise of share rights	(f)	302,539	$—	—
July 8, 2022	Exercise of options	(e)	20,000	$0.90	12,283
August 5, 2022	Exercise of performance rights	(c)	255,996	$—	—
December 22, 2022	Exercise of performance rights	(c)	94,718	$—	—
	Share issue costs				(8,024)
June 30, 2022	Balance		486,774,622		$338,108,198
March 15, 2023	Exercise of options	(e)	33,333	$0.50	11,080
	Exercise of performance rights	(c)	8,309	$—	—
March 23, 2023	Exercise of options	(e)	66,666	$0.90	40,273
April 12, 2023	Exercise of performance rights	(c)	1,910	$—	—
May 1, 2023	Exercise of performance rights	(c)	23,356	$—	—
June 29, 2023	Exercise of performance rights	(c)	39,515	$—	—
July 21, 2023	Exercise of performance rights	(c)	314,276	$—	—
August 1, 2023	Exercise of performance rights	(c)	6,002	$—	—
August 21, 2023	Exercise of performance rights	(c)	4,312	$—	—
August 29, 2023	Exercise of options	(e)	500,000	$0.70	225,729
	Exercise of share rights	(f)	419,719	$—	—
September 1, 2023	Exercise of performance rights	(c)	250,000	$—	—
October 20, 2023	Exercise of performance rights	(c)	18,174	$—	—
October 24, 2023	Exercise of options	(e)	150,000	$0.55	52,439
November 21, 2023	Exercise of performance rights	(c)	7,526	$—	—
November 28, 2023	Exercise of performance rights	(c)	2,178	$—	—
December 8, 2023	Exercise of performance rights	(c)	21,563	$—	—
December 14, 2023	Exercise of performance rights	(c)	92,000	$—	—
	Share issue costs				(12,433)
December 31, 2023	Balance		488,733,461		$338,425,286